Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)
Deferred income tax expense (benefit)				(188,496)
Total provision for income taxes				¥ (188,496)